                            SCIOTO INVESTMENT COMPANY
                                 COLUMBUS, OHIO






                                  ANNUAL REPORT




                                   YEAR ENDED
                                DECEMBER 31, 1997

                            SCIOTO INVESTMENT COMPANY
              c/o 4561 Lanes End Street, Columbus, Ohio 43220-4254
--------------------------------------------------------------------------------



Directors:

Stephen Kellough               Marilyn B. Kellough            Arthur D. Herrmann
Brooks P. Julian                 Donald C. Fanta                Kent K. Rinker
                                 John Josephson

                                    Officers:

                    Stephen Kellough, President and Treasurer
                Marilyn B. Kellough, Vice President and Secretary

Transfer Agent and Registrar for Scioto Investment Company's Class A Common
Stock: National City Bank, Stock Transfer Department, Corporate Trust Operations, 4100 West 150th Street, 3rd Floor, Cleveland, Ohio 44135-1385

           U.S. Average Annual
          Inflation Rate, Based
         upon the Consumer Price
          Index, as a Per Cent,
              for Each Year

-------------------------------------------------------------------------------
1976                                 4.8
----------------------------------------
1977                                 6.8
----------------------------------------
1978                                 9.0              Weighted Average                              Class A Common
----------------------------------------              Maturity Term of                               Stock Market
1981                                 8.9             the Company's Bond                             Price per Share,
----------------------------------------           Portfolio, in Years,                                in Dollars,
1984                                 3.9               at December 31                   Bid          at December 31
------------------------------------------------------------------------------------------------------------------------
1985                                 3.8                   7.1                          7.00
------------------------------------------------------------------------------------------------------------------------
1986                                 1.1                   7.0                          7.50
----------------------------------------------------------------------------------------------------
1987                                 4.4                   6.2                          7.50
----------------------------------------------------------------------------------------------------
1988                                 4.4                   6.0                          8.20
----------------------------------------------------------------------------------------------------
1989                                 4.6                   3.8                          9.00                Asked
------------------------------------------------------------------------------------------------------------------------
1990                                 6.1                   3.3                          12.00
----------------------------------------------------------------------------------------------------
1991                                 3.1                   3.0                          12.00               15.00
------------------------------------------------------------------------------------------------------------------------
1992                                 2.9                   2.8                          11.50               14.50
------------------------------------------------------------------------------------------------------------------------
1993                                 2.7                   2.0                          11.00               15.00
------------------------------------------------------------------------------------------------------------------------
1994                                 2.7                   1.4                          12.00               14.00
------------------------------------------------------------------------------------------------------------------------
1995                                 2.5                   1.4                          11.50               14.00
------------------------------------------------------------------------------------------------------------------------
1996                                 3.0                   2.0                          8.00                  *
------------------------------------------------------------------------------------------------------------------------
1997                                 1.7                   1.4                          8.00                  *
------------------------------------------------------------------------------------------------------------------------

* Bid price is estimated, there is no active trading market for the Company's Common Stock.

                            SCIOTO INVESTMENT COMPANY
                            -------------------------
                            c/o 4561 LANES END STREET
                            COLUMBUS, OHIO 43220-4254

Dear Fellow Shareholders:

         Director Brooks P. Julian has indicated that he is retiring from the Company's Board of Directors this year and is not standing for re-election as a Director at the Company's annual meeting of shareholders to be held in June, 1998. On behalf of Scioto Investment Company, I would like to take this opportunity to thank Mr. Julian for his twenty-two years of outstanding service to the Company since his original election to the Board in 1976. We will greatly miss his thoughtful advice and counsel.

         Scioto Investment Company earned net investment income of $0.53 per share in 1997 compared to $0.58 per share in 1996. Dividends paid to shareholders in 1997 were $0.52 per share versus $0.58 per share in 1996. The Company's net asset value per share of $17.04 at December 31, 1997 was virtually unchanged from the $17.03 value at December 31, 1996, while the unrealized change in value of investments for 1997 was $0.00 per share compared to unrealized depreciation of $0.05 per share for 1996. Please refer to the accompanying 1997 financial statements and schedules as audited by Deloitte & Touche LLP for the additional financial information relating to the Company.

         Scioto Investment Company generally invests in state and municipal bonds which are exempt from federal income tax and rated "A" or betters by Moody's Investors Service, Inc. before the effect of insurance coverage on the bonds, if any. Since the company's changeover to an investment company in 1976, it has paid out virtually all of its net investment income each year to its shareholders in the form of quarterly dividend distributions.

         As described in Note 3 to the accompanying financial statements, Scioto Investment Company could be liable for the payment of certain non-cancelable lease obligations should The Penn Traffic Company (TPTC), the lessee under certain applicable lease agreements, fail to pay the required rents. TPTC's common stock is publicly traded on the New York Stock Exchange, closing at $4 per share Tuesday, February 24, 1998. TPTC's 9.625% outstanding bond issue maturing in 2005 closed yesterday at $452.50 per $1,000 bond on the New York Exchange, indicating a current yield of 21.3%.

         Since 1976, Scioto Investment Company has been both (1) registered as a non-diversified closed-end management company under the Investment Company Act of 1940, and (2) qualified as a regulated investment company under the Internal Revenue Code. Since it is expected that the Company will again so qualify in 1998, it is expected that all of Scioto Investment Company's 1998 net investment income will be paid out to shareholders as quarterly federal income tax-exempt interest dividend distributions in 1998.

                              Sincerely,

                              SCIOTO INVESTMENT COMPANY

                              /s/ Stephen Kellough

                              by Stephen Kellough, Chairman,
                              President and CEO, February 25, 1998

--------------------------------------------------------------------------------
Scioto Investment Company

Financial Statements for the Years
Ended December 31, 1997 and 1996
and Independent Auditors' Report

[DELOITTE AND TOUCHE LETTERHEAD]







INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholders of Scioto Investment Company:

We have audited the accompanying statements of assets and liabilities of Scioto Investment Company, including the schedules of investments, as of December 31, 1997 and 1996, and the related statements of operations and of changes in net assets, and the financial highlights for each of the five years in the period ended December 31, 1997. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included either physical counting, or confirmation by correspondence with the custodian, of securities owned at December 31, 1997 and 1996. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Scioto Investment Company at December 31, 1997 and 1996, and the results of its operations, the changes in its net assets, and the financial highlights for each of the five years in the period ended December 31, 1997 in conformity with generally accepted accounting principles.




/s/ DELOITTE & TOUCHE

February 2, 1998

SCIOTO INVESTMENT COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 AND 1996
                                                                                             1997              1996
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in money market funds and securities - at quoted market value
    (amortized cost, 1997 - $7,580,871;
    1996 - $7,551,747) see accompanying schedules                                         $ 7,600,388       $ 7,572,439
  Interest receivable                                                                          39,531            42,301
  Cash                                                                                          2,455            23,237
  Prepaid expenses                                                                                584               784
                                                                                          -----------       -----------

            Total assets                                                                    7,642,958         7,638,761
                                                                                          -----------       -----------
LIABILITIES:
  Accrued expenses - professional and transfer agent fees                                      11,680             8,299
                                                                                          -----------       -----------
            Total liabilities                                                                  11,680             8,299
                                                                                          -----------       -----------

NET ASSETS (net asset value per common share based on 447,950 common shares outstanding, 1997 - $17.04;
  1996 - $17.03)                                                                          $ 7,631,278       $ 7,630,462
                                                                                          ===========       ===========

See notes to financial statements.

SCIOTO INVESTMENT COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996, 1995, 1994, AND 1993
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Year Ended December 31
                                                          -------------------------------------------------------------------------
                                                                  1997          1996           1995           1994           1993
INVESTMENT INCOME:
  Nontaxable interest
     (net of bond premium amortization and discount
     accretion, 1997 - $30,280; 1996 - $21,513;
     1995 - $43,899; 1994 - $33,494; 1993 - $22,782;
     1992 - $40,508;) (Note 1)                                $ 311,905      $ 319,450      $ 332,004      $ 343,179      $ 369,159
  Taxable interest                                                    6              6              6              4              3
                                                              ---------      ---------      ---------      ---------      ---------
           Total investment income                              311,911        319,456        332,010        343,183        369,162
                                                              ---------      ---------      ---------      ---------      ---------
OPERATING EXPENSES:
  Professional services:
    Accounting and bookkeeping                                   17,840         16,245         16,550         17,810         15,433
    Audit and tax                                                13,479         14,800         13,250         17,400         12,950
    Legal                                                        20,411         11,101         18,139         35,622         16,967
  Transfer agent fees                                             7,352          7,135          6,207          6,341          6,538
  Directors' fees                                                 9,500          8,500          8,000          8,000          8,000
  Miscellaneous                                                   4,863          3,631          2,514          2,455          2,053
                                                              ---------      ---------      ---------      ---------      ---------
           Total operating expenses                              73,445         61,412         64,660         87,628         61,941
                                                              ---------      ---------      ---------      ---------      ---------
INVESTMENT INCOME - NET                                         238,466        258,044        267,350        255,555        307,221
                                                              ---------      ---------      ---------      ---------      ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS - Unrealized
  appreciation (depreciation) of investments                     (1,132)       (22,324)        65,933       (182,473)       (24,126)
                                                              ---------      ---------      ---------      ---------      ---------
Net gain (loss) on investments                                   (1,132)       (22,324)        65,933       (182,473)       (24,126)
                                                              ---------      ---------      ---------      ---------      ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 237,334      $ 235,720      $ 333,283      $  73,082      $ 283,095
                                                              =========      =========      =========      =========      =========


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997, 1996, 1995, 1994, AND 1993
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Year Ended December 31
                                                           -------------------------------------------------------------------------
                                                                 1997           1996           1995           1994           1993
INCREASE IN NET ASSETS:
  Operations:
    Investments income - net                                 $  238,466     $  258,044     $  267,350     $  255,555     $  307,221
    Realized and unrealized appreciation
     (depreciation) of investments                               (1,132)       (22,324)        65,933       (182,473)       (24,126)
                                                             ----------     ----------     ----------     ----------     ----------
            Net increase in net assets
               resulting from operations                        237,334        235,720        333,283         73,082        283,095

DIVIDENDS TO SHAREHOLDERS FROM INVESTMENT INCOME - Net          236,518        258,019       (261,603)      (253,988)      (306,846)
                                                             ----------     ----------     ----------     ----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             816        (22,299)        71,680       (180,906)       (23,751)

NET ASSETS AT BEGINNING OF YEAR                               7,630,462      7,652,761      7,581,081      7,761,987      7,785,738
                                                             ----------     ----------     ----------     ----------     ----------

NET ASSETS AT END OF YEAR (Including undistributed net
     investment income,  1997 - $187,121; 1996 - $185,172;
     1995 - $185,147; 1994 - $179,400; 1993 - $177,832)      $7,631,278     $7,630,462     $7,652,761     $7,581,081     $7,761,987
                                                             ==========     ==========     ==========     ==========     ==========

See notes to financial statements.

SCIOTO INVESTMENT COMPANY

SCHEDULES OF INVESTMENTS
DECEMBER 31, 1997 AND 1996
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        DECEMBER 31, 1997
                                                  ----------------------------------------------------------------------------------
                                                    MOODY'S
                                                   INVESTORS                 YIELD TO
                                                  SERVICE, INC.   MOODY'S     MATURITY
                                                  BOND RATING   INVESTORS    (BASED ON                                       ANNUAL
                                                    BEFORE     SERVICE, INC.  QUOTED    COUPON                               COUPON
NAME OF ISSUER AND                                 INSURANCE   BOND RATING    MARKET   INTEREST      DUE     PRINCIPAL      INTEREST
  TITLE OF ISSUE                                  (UNAUDITED)  (UNAUDITED)    VALUE)     RATE       DATE      AMOUNT          INCOME


UNAFFILIATED MONEY MARKET FUNDS:
  Cardinal Government Securities Trust                                         4.73%    4.73      Demand    $      142      $      7
  Cardinal Tax-Exempt Money Fund                                               2.75%    2.75      Demand     1,241,166        34,132
                                                                                                            ----------      --------

        Total unaffiliated money market funds                                                                1,241,308        34,139
                                                                                                            ----------      --------

UNAFFILIATED MUNICIPAL BONDS
  LISTED IN ORDER OF MATURITY:
  Lucas County, Ohio, Improvement Revenue              Baa1       AAA          3.56     5.250      2/1/98      120,000 (3)     6,300
  Ohio State FACS Vern Riffe A                         Aa3        AAA          3.67     4.000     10/1/98      700,000        28,000
  Montgomery County, Ohio Waste B/E                    N/A        AAA          3.75     4.100     11/1/98      100,000         4,100
  Cuyohoga County, Ohio, LTGO B/E                      AA         AAA          3.69     4.100    11/15/98      300,000        12,300
  Toledo Ohio Waterworks REV B/E                       N/A        AAA          3.79     4.250    11/15/98      200,000         8,500
  Marietta, Ohio Water REV                             N/A        AAA          3.72     4.300     12/1/98      100,000         4,300
  Canton, Ohio Waterworks System Import                Baa        AAA          3.74     5.000     12/1/98      115,000         5,750
  Montgomery County, Ohio                              N/A        AAA          3.76     5.300     12/1/98      200,000        10,600
  Westerville, Ohio City School District               A          AAA          3.72     4.250     12/1/98      200,000         8,500
  Springfield, Ohio LSD IMPT UT                        N/A        N/A          3.59     6.125     12/1/98      250,000        15,313
  Columbus, Ohio CSD RFDG B/E                          A3         AAA          3.75     4.450     12/1/98      300,000        13,350
  Springboro Community City School District, Ohio      Baa1       AAA          3.75     3.800     12/1/98      300,000        11,400
  Hilliard, Ohio City School District Series A B/E     Aa3        AAA          3.71     3.900     12/1/98      400,000        15,600
  Upper Arlington, Ohio City School District           A1         AAA          3.75     3.800     12/1/98      600,000        22,800
  Hilliard, Ohio City School District Series A B/E     Aa3        AAA          3.93     4.000     12/1/99      300,000        12,000
  Clermont County, Ohio Hospital FACS-B                Aa3        AAA          4.05     4.850      9/1/00      300,000        14,550
  Napoleon, Ohio City School District B/E/O            N/A        AAA          3.95     4.150     12/1/00      100,000         4,150
  Dublin, Ohio CSD UT GO BDS                           A1         AAA          4.06     5.250     12/1/00      150,000         7,875
  Dublin, Ohio LSD UT                                  A1         AAA          4.07     7.125     12/1/00      200,000        14,250
  Hamilton County, Ohio Sewer System A                 Aa3        N/A          4.99     6.400      6/1/01      125,000         8,000
  Big Walnut Ohio LSD Delaware                         NR         AAA          3.98     4.000     12/1/99      100,000 (2)     4,000
  Big Walnut Ohio LSD Delaware                         NR         AAA          4.10     4.200     12/1/01      100,000 (2)     4,200
  Columbus, Ohio RFDG-C B/E/O                          NR         AAA          3.86     4.550     9/15/99      300,000 (2)    13,650
  Findlay, Ohio Water REV RFDG                         NR         AAA          3.94     4.400     11/1/99      125,000 (2)     5,500
  Liberty, Ohio Local School District                  N/R        AAA          9.07     4.150     12/1/00      100,000 (2)     4,150
  Toledo Ohio SER-A RFDG                               Baa1       AAA          3.93     4.100     12/1/99      300,000 (2)    12,300
  Youngstown, Ohio IMPT                                Baa3       AAA          4.18     7.000     12/1/99      200,000 (2)    14,000
  Flat Rock Michigan, I.D.R.                                                            5.375      9/1/97              (1)
  Blue Ash, Ohio LTGO Road Improvement                                                  4.450     11/1/97              (1)
  Grandview Heights, Ohio CSD BEO                                                       7.500     12/1/97              (1)
  Belmont County, Ohio Various Purpose                                                  3.550     12/1/97              (1)
  Ottawa County, Ohio                                                                   4.700     12/1/97              (1)
  Delaware County, Ohio LTGO B/E                                                        4.450     12/1/97              (1)
  Ohio State Higher Education Series II-A                                               5.300     12/1/97              (1)
  Dublin, Ohio, City School District                                                    4.650     12/1/97  ----------- (1)

          Total unaffiliated municipal bonds                                                                 6,285,000       285,438
                                                                                                           -----------     ---------



TOTAL                                                                                                      $ 7,526,308     $ 319,577
                                                                                                           ===========     =========


------------------------------------------------------------------------------------------------------------------------------------
                                                            DECEMBER 31, 1997                        December 31, 1996
                                                  -------------------------------------  -------------------------------------------




                                                                             % OF TOTAL                                   % OF TOTAL
                                                                              PORTFOLIO                                    PORTFOLIO
                                                                              (BASED ON                                    (BASED ON
                                                                     QUOTED    QUOTED                             QUOTED     QUOTED
NAME OF ISSUER AND                                    AMORTIZED      MARKET    MARKET    PRINCIPAL   AMORTIZED    MARKET     MARKET
  TITLE OF ISSUE                                        COST         VALUE     VALUE)      AMOUNT      COST       VALUE      VALUE)


UNAFFILIATED MONEY MARKET FUNDS:
  Cardinal Government Securities Trust              $      142   $      142                $    136    $    136    $    136
  Cardinal Tax-Exempt Money Fund                     1,241,166    1,241,166    16.33%       585,528     585,528     585,528    7.73%
                                                    ----------   ----------    ------      --------    --------    --------    -----

          Total unaffiliated money market funds      1,241,308    1,241,308    16.33        585,664     585,664     585,664    7.73
                                                    ----------   ----------    ------      --------    --------    --------    -----

UNAFFILIATED MUNICIPAL BONDS
  LISTED IN ORDER OF MATURITY:
  Lucas County, Ohio, Improvement Revenue              119,966      120,168     1.58        160,000     159,407     160,274    2.12
  Ohio State FACS Vern Riffe A                         698,751      701,638     9.23        700,000     697,086     702,730    9.28
  Montgomery County, Ohio Waste B/E                    100,077      100,281     1.32        100,000     100,169     100,281    1.32
  Cuyohoga County, Ohio, LTGO B/E                      300,000      301,029     3.97        300,000     300,000     301,170    3.98
  Toledo Ohio Waterworks REV B/E                       200,000      200,780     2.64        200,000     200,000     200,780    2.65
  Marietta, Ohio Water REV                             100,000      100,515     1.32        100,000     100,000     100,671    1.33
  Canton, Ohio Waterworks System Import                115,000      116,294     1.53        115,000     115,000     117,209    1.55
  Montgomery County, Ohio                              202,149      202,750     2.67        200,000     204,494     204,842    2.71
  Westerville, Ohio City School District               200,000      200,936     2.64        200,000     200,000     201,186    2.66
  Springfield, Ohio LSD IMPT UT                        253,934      255,663     3.36        250,000     258,214     260,938    3.45
  Columbus, Ohio CSD RFDG B/E                          301,148      301,875     3.97        300,000     302,400     302,763    3.99
  Springboro Community City School District, Ohio      300,000      300,138     3.95        300,000     300,000     299,154    3.95
  Hilliard, Ohio City School District Series A B/E     400,000      400,684     5.26        400,000     400,000     400,000    5.28
  Upper Arlington, Ohio City School District           600,000      600,276     7.90        600,000     600,000     598,308    7.90
  Hilliard, Ohio City School District Series A B/E     300,000      300,375     3.95        300,000     300,000     299,013    3.95
  Clermont County, Ohio Hospital FACS-B                305,120      305,904     4.02        300,000     307,040     305,859    4.04
  Napoleon, Ohio City School District B/E/O            100,000      100,546     1.32        100,000     100,000      99,750    1.32
  Dublin, Ohio CSD UT GO BDS                           155,004      154,992     2.04        150,000     156,720     154,827    2.04
  Dublin, Ohio LSD UT                                  215,546      216,656     2.85        200,000     220,876     219,468    2.90
  Hamilton County, Ohio Sewer System A                 134,844      136,386     1.79        125,000     137,725     137,168    1.81
  Big Walnut Ohio LSD Delaware                         100,000      100,031     1.32
  Big Walnut Ohio LSD Delaware                         100,000      100,359     1.32
  Columbus, Ohio RFDG-C B/E/O                          302,617      303,375     4.00
  Findlay, Ohio Water REV RFDG                         125,870      125,995     1.66
  Liberty, Ohio Local School District                  100,000      100,218     1.32
  Toledo Ohio SER-A RFDG                               300,000      300,936     3.97
  Youngstown, Ohio IMPT                                209,537      210,280     2.77
  Flat Rock Michigan, I.D.R.                                                                100,000      99,892     100,265    1.32
  Blue Ash, Ohio LTGO Road Improvement                                                      150,000     150,533     151,382    2.00
  Grandview Heights, Ohio CSD BEO                                                           100,000     102,172     103,562    1.37
  Belmont County, Ohio Various Purpose                                                      150,000     149,737     150,047    1.98
  Ottawa County, Ohio                                                                       150,000     151,287     151,547    2.00
  Delaware County, Ohio LTGO B/E                                                            250,000     250,000     251,990    3.33
  Ohio State Higher Education Series II-A                                                   400,000     403,331     406,436    5.37
  Dublin, Ohio, City School District                                                        500,000     500,000     505,155    6.67
                                                    ----------   ----------    ------     ---------   ---------   ---------   ------

          Total unaffiliated municipal bonds         6,339,563    6,359,080    83.67      6,900,000   6,966,083   6,986,775   92.27
                                                    ----------   ----------    ------     ---------   ---------   ---------   ------



TOTAL                                               $ 7,580,871  $ 7,600,388  100.00%   $ 7,485,664  $7,551,747  $7,572,439  100.00%
                                                    ===========  ===========  =======   ===========  ==========  ==========  =======



Ratings shown have not been audited by Deloitte & Touche LLP.
*  Represents average yield for 1997.

     (1)  Total principal amount of 1997 maturities - $1,800,000.
     (2)  Total principal amount of 1997 purchases - $1,225,000
     (3)  Total principal amount of 1997 sales - $40,000.

See notes to financial statements.

SCIOTO INVESTMENT COMPANY

NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996
--------------------------------------------------------------------------------


1.    ACCOUNTING POLICIES

      ORGANIZATION - The Company was incorporated in 1933 in Ohio. In September 1976 the Company registered under the Investment Company Act of 1940 and presently operates as a non-diversified, closed-end management company. See Note 3 regarding sale of Company assets on August 30, 1976, change of business and name.

      SECURITY VALUATION - Investments in municipal bonds are stated at the bid price as of the end of the year. The bid price (used to determine quoted market value in the accompanying schedule of investments) is determined from written quotations received from a reputable broker. Investments in money market funds are stated at cost which equals market value. At December 31, 1997, unrealized appreciation of investments of $19,517 consisted of $19,529 of unrealized gains and $12 of unrealized losses. Cost of investments is the same for Federal income tax purposes.

      SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date. Purchases and sales (including maturities) of investments, excluding money market funds, for the year ended December 31, 1997 were $1,225,000 and $1,840,000, respectively. Cost of securities sold is determined using the identified amortized cost basis.

      USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      FEDERAL INCOME TAX - The Company's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, principally Sections 851 and 852 of Subchapter M, and to annually distribute substantially all of its investment income to its shareholders; accordingly, no Federal income tax provision is required on net investment income. Realized capital gains are subject to Federal income tax at regular corporate capital gains tax rates. Realized capital losses can only be used to offset capital gains.

      The Tax Reform Act of 1984 permits certain regulated investment companies to be personal holding companies as defined in Section 542 of the Internal Revenue Code. The Company will be able to retain regulated investment company status for Federal income tax purposes even if it is a personal holding company. As a personal holding company, the Company is permitted to invest in taxable investments. If, at the close of each quarter of its taxable year, at least 50 percent of the value of the total assets of the Company consist of tax exempt obligations, a pro-rata portion of the Company's distributions will qualify as exempt interest dividends.

      INCOME AND EXPENSE RECOGNITION - Interest income and related expenses are recognized on the accrual basis. Amortization of bond premiums and accretion of bond discounts, calculated by the straight-line method, are charged or credited against interest income over the term of the bond.

2.    FINANCIAL HIGHLIGHTS

      Selected data for each of the 447,950 common shares of Scioto Investment Company outstanding for each of the five years in the period ended December 31, 1997 is as follows:

PER SHARE DATA:                                            1997           1996         1995         1994         1993

Net asset value at
  beginning of year                                      $ 17.03       $ 17.08       $ 16.92      $ 17.33      $ 17.38
Income from Investment
  Operations:
  Investment income (bond interest)                         0.69          0.71          0.74         0.77         0.82
  Operating expenses                                       (0.16)        (0.13)        (0.15)       (0.20)       (0.14)
                                                         --------      --------      --------     --------      -------
  Investment income - net                                   0.53          0.58          0.59         0.57         0.68
Unrealized and realized gain
  (loss) on investments                                      .00         (0.05)         0.15        (0.41)       (0.05)
                                                         --------      --------      --------     --------      -------
        Total from Investment
          Operations                                        0.53          0.53          0.74         0.16         0.63
                                                         --------      --------      --------     --------      -------
Distributions of investment
  income - net (dividends)                                 (0.52)        (0.58)        (0.58)       (0.57)       (0.68)
                                                         --------      --------      --------     --------      -------

Net asset value at end of year                           $ 17.04       $ 17.03       $ 17.08      $ 16.92      $ 17.33
                                                         ========      ========      ========     ========      =======

Total return (aggregate)                                    3.11%         3.08%         4.40%        0.94%        3.64%


RATIOS TO AVERAGE
  NET ASSETS:                                               1997         1996          1995        1994        1993

Operating expenses                                          0.96%        0.80%         0.85%       1.14%       0.80%
Investment income - net                                     3.13%        3.38%         3.51%       3.33%       3.95%

SUPPLEMENTAL DATA:

Net assets at end
  of year                                            $ 7,630,870  $ 7,630,462   $ 7,652,761  $7,581,081  $7,761,987

Number of shares
  outstanding at end
  of year                                                447,950      447,950       447,950     447,950     447,950

Portfolio turnover rate                                    16.97%       50.96%        27.71%      20.60%      32.52%


3.    SALE OF COMPANY ASSETS, CHANGES IN BUSINESS, AND LEASE LIABILITIES
        UNDERTAKING

      Prior to August 30, 1976, the Company operated a chain of 54 supermarkets and 12 discount department stores in Ohio, West Virginia, and Kentucky in leased premises. On June 30, 1976, the Company and each of its subsidiaries (the "Company") entered into an Agreement of Sale, pursuant to which substantially all of the assets of the Company were sold for $33.00 per Class A and Class B common share cash and assumption of all of the liabilities of the Company, however, the Company remains contingently liable for non-cancelable leases entered into previously that are still in effect. The Company would only be required to make payments under these leases in the event of non-payment of rent by the existing tenant, The Penn Traffic Company, (a Delaware Corporation, Federal ID #25-0716800, which acquired the Big Bear Stores Company, a Delaware Corporation, Federal ID #31-0888208), during an existing exercised option period.

      Subsequent to the sale consummation on August 30, 1976, the Company's subsidiaries were liquidated and merged into the Company, and the Company's name was changed from Big Bear Stores Company, an Ohio corporation, to Scioto Investment Company, an Ohio corporation (Federal ID# 31-4128470).

      As indicated above, the Company remains contingently liable for non-cancelable leases entered into prior to the date of sale of substantially all of the assets of the Company on August 30, 1976. At December 31, 1997, the remaining minimum future lease rental commitments during the non-cancelable lease terms are approximately $3,800,000 ($4,500,000 at December 31, 1996) and the total of the non-cancelable leases plus total option periods minimum future lease rental commitments are approximately $17,900,000 ($23,400,000 at December 31, 1996), before considering any offsetting rental income the Company might receive if the Company subsequently directly leases the property to other parties. These non-cancelable leases require approximately $1,000,000 ($1,200,000 at December 31, 1996) in annual minimum rentals at December 31, 1997.

4.    COMMON SHARES

      The status of common shares, stated value of $.66 per share, at December 31, 1997 follows:


                                         Par             Shares
      TITLE                             VALUE          AUTHORIZED    OUTSTANDING

      Class A                        $.0066-2/3        4,000,000        108,800
      Class B                        $.0066-2/3        1,000,000        339,150




      On July 29, 1981, the shareholders approved a 25 for 1 reverse stock split (this adjusted the post reverse split June 30, 1976 equivalent purchase price to $825 per share) which was effective August 3, 1981 and fractioned shares were purchased (total of $119,950) by the Company at the rate of $23.30 per pre-reverse split share based on the June 30, 1981 book value per share.

      On December 13, 1989, the shareholders approved an amendment to the Articles of Incorporation to increase the authorized number, and reduce the par value, of the Company's common shares and to eliminate provisions relating to the authorization of prior preferred stock and preferred stock. A 50-for-1 stock split, effective on December 14, 1989 (this adjusted the post split June 30, 1976 equivalent purchase price to $16.50 per share), was approved by the shareholders. Each share of Class A stock is entitled to one vote and each share of Class B stock is entitled to ten votes.